Retirement Plans (tables)	12 Months Ended
Mar. 31, 2014
General Discussion Of Pension And Other Postretirement Benefits [Abstract]
Schedule of Changes in Projected Benefit Obligations [Table Text Block]
	2014	2013
	(In thousands)
Change in Benefit Obligation

Benefit obligation at beginning of year	$163,531	$140,570
Service cost	7,752	6,988
Interest cost	7,592	7,265
Actuarial (gain) loss	(3,109)	13,828
Benefit payments and expenses	(5,288)	(5,120)
Benefit obligation at end of year	$170,478	$163,531

Change in Plan Assets

Fair value of plan assets at beginning of year	$135,016	$116,798
Actual gain on plan assets	22,922	20,338
Employer contributions	2,000	3,000
Benefit payments and expenses	(5,288)	(5,120)
Fair value of plan assets at end of year	$154,650	$135,016

Unfunded Status	$(15,828)	$(28,515)

Schedule of Amounts in Accumulated Other Comprehensive Income (Loss) to be Recognized over Next Fiscal Year [Table Text Block]
	2014	2013
	(In thousands)
Amounts Recognized in Accumulated Other
Comprehensive Pre-Tax Loss

Net loss	$(18,094)	$(36,622)
Accumulated other comprehensive pre-tax loss	$(18,094)	$(36,622)

Schedule of Amounts Recognized In Other Comprehensive Income Loss [Table Text Block]
Pension and
post retirement plan
adjustments, net
of tax
(In thousands)
Accumulated Other Comprehensive Loss

Balance at March 31, 2013	$(22,548)

Other comprehensive gain before reclassifications	11,296
Reclassified from accumulated other comprehensive loss	0
Net current period other comprehensive gain	11,296
Balance at March 31, 2014	$(11,252)

Schedule of Costs of Retirement Plans [Table Text Block]
The following table provides the components of net periodic benefit cost for the Plan for fiscal years 2014, 2013, and 2012:

	2014	2013	2012
	(In thousands)
Service cost	$7,752	$6,988	$5,424
Interest cost	7,592	7,265	6,837
Expected return on plan assets	(9,938)	(8,603)	(8,140)
Amortization of net loss	2,434	3,190	1,350
Amortization of transition asset	0	0	(227)
Net periodic benefit cost	$7,840	$8,840	$5,244

Schedule of Assumptions Used [Table Text Block]
	2014	2013

Discount rate - benefit obligation	4.85%	4.70%
Discount rate - pension expense	4.70%	5.10%
Expected return on plan assets	7.50%	7.50%
Rate of compensation increase	3.00%	3.00%

Schedule of Allocation of Plan Assets [Table Text Block]
The Company's plan assets consist of the following:

	Target	Percentage of Plan
	Allocation	Assets at March 31,
	2015	2014	2013

Plan Assets

Equity securities	99%	99%	99%
Debt securities	0	0	0
Real estate	0	0	0
Cash	1	1	1
Total	100%	100%	100%

Schedule of Expected Contributions [Table Text Block]
Expected Employer Contributions	$0
Expected Employee Contributions	0

Schedule of Expected Benefit Payments [Table Text Block]
Estimated future benefit payments reflecting expected future service for the fiscal years ending March 31 (in thousands):

2015	$5,860
2016	6,145
2017	6,644
2018	7,255
2019	7,936
2020-2023	50,277